Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	December 31, 2019	December 31, 2018
Cash on hand	6	8
Cash at banks, including
— in Russian rubles	1,715	360
— in U.S. dollars	1,081	766
— in euro	640	596
— in other currencies	160	164

Total cash and cash equivalents	3,602	1,894
Less allowance for expected credit losses	(93)	(91)

Total cash and cash equivalents, net	3,509	1,803

Reconciliation Between the Changes in Liabilities Arising from Financing Activities
Reconciliation between the changes in liabilities arising from financing activities including both changes arising from cash flows and non-cash changes:

	Loans and borrowings	Lease liabilities	Deferred payments for acquisition of assets	Effect of sale and leaseback transactions	Put option of Gazprombank	Other current financial liabilities	Deferred consideration paid for the acquisition of subsidiaries in prior periods
At December 31, 2016	445,809	10,596	1,052	—	36,198	—	8,032
Cash flows	(42,480)	(4,801)	(455)	—	—	—	(3,652)
Foreign exchange movement	(3,942)	(67)	—	—	—	—	(370)
Changes in fair value	—	—	—	—	—	(81)	—
Other changes, including interest	40,506	3,626	1,083	—	4,062	815	—

At December 31, 2017	439,893	9,354	1,680	—	40,260	734	4,010
Cash flows	(52,951)	(3,892)	(629)	—	—	(442)	(3,968)
Foreign exchange movement	24,167	83	—	—	—	—	339
Changes in fair value	—	—	—	—	—	(292)	—
Other changes, including interest	7,723	2,748	379	—	3,796	—	—

At December 31, 2018	418,832	8,293	1,430	—	44,056	—	381
Cash flows	(42,831)	(3,488)	(341)	234	—	—	(361)
Foreign exchange movement	(17,636)	(38)	—	—	—	—	(20)
Other changes, including interest	30,157	12,588	62	14	4,145	—	—

At December 31, 2019	388,522	17,355	1,151	248	48,201	—	—